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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/2007

Check here if Amendment [_]: Amendment Number: ______

   This Amendment (Check only one):     [  ] is a restatement
                      [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Netols Asset Management, Inc.
Address: 1045 W. Glen Oaks Lane, Suite 202
         Mequon, WI 53092

Form 13F File Number 28-12202

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Reporting Manager:

Name:  Jeffrey W. Netols
Title: President
Phone: 262-240-2930

Signature, Place, and Date of Signing:

 /s/ Jeffrey W. Netols          Mequon, WI          February 8, 2008
--------------------------  ---------------------  --------------------
      (Signature)              (City, State)             (Date)

Report Type (Check only one):

[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager. (If there are no entries in this list, omit this section.)

28-01190 Frank Russell Company

                             Form 13F Summary Page

Report Summary:

Number of Other Included Managers: 1
Form 13F Information Table Entry Total: 138
Form 13F Information Table Value Total: $ 342,408 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. (If there are no entries in this list, state "NONE" and omit the column headings and list entries.)

         No. Form 13F File No. Name
         --- ----------------- ---------------------------------------
          1      28-12088      Forward Management, LLC

                          Form 13F INFORMATION TABLE
                                  12/31/2007

        COLUMN 1             COLUMN 2    COLUMN 3  COLUMN 4       COLUMN 5        COLUMN 6  COLUMN 7        COLUMN 8
-------------------------- ------------- --------- --------- ------------------- ---------- -------- -----------------------
                                                                                                        VOTING AUTHORITY
                                                                                                     -----------------------
                             TITLE OF                VALUE    SHARES/   SH/ PUT/ INVESTMENT  OTHER
     NAME OF ISSUER           CLASS       CUSIP    (X$1,000) PRINCIPAL  PRN CALL DISCRETION MANAGERS    SOLE    SHARED  NONE
-------------------------- ------------- --------- --------- ---------- --- ---- ---------- -------- ---------- ------- ----
99 Cents Only Stores            COM      65440K106       29       3,587 SH         OTHER       1                  3,587
99 Cents Only Stores            COM      65440K106    3,590     451,004 SH         SOLE                 451,004
ACUITY BRANDS INC.              COM      00508Y102       30         672 SH         OTHER       1                    672
ACUITY BRANDS INC.              COM      00508Y102    3,933      87,401 SH         SOLE                  87,401
ARBITRON INC                    COM      03875Q108       42       1,020 SH         OTHER       1                  1,020
ARBITRON INC                    COM      03875Q108    5,333     128,289 SH         SOLE                 128,289
Alaska Comm Sys Group           COM      01167P101       48       3,204 SH         OTHER       1                  3,204
Alaska Comm Sys Group           COM      01167P101    6,130     408,679 SH         SOLE                 408,679
Alexander and Baldwin           COM      014482103       36         706 SH         OTHER       1                    706
Alexander and Baldwin           COM      014482103    4,751      91,958 SH         SOLE                  91,958
American Science and
  Engineering                   COM      029429107       51         902 SH         OTHER       1                    902
American Science and
  Engineering                   COM      029429107    6,523     114,939 SH         SOLE                 114,939
Arbor Realty Trust Inc          COM      038923108       30       1,856 SH         OTHER       1                  1,856
Arbor Realty Trust Inc          COM      038923108    3,821     237,205 SH         SOLE                 237,205
BE AEROSPACE INC                COM      073302101       34         652 SH         OTHER       1                    652
BE AEROSPACE INC                COM      073302101    4,540      85,820 SH         SOLE                  85,820
BRUSH ENGINEERED
  MATERIALS INC.                COM      117421107       29         777 SH         OTHER       1                    777
BRUSH ENGINEERED
  MATERIALS INC.                COM      117421107    3,615      97,655 SH         SOLE                  97,655
C & D TECHNOLOGIES INC.         COM      124661109       22       3,378 SH         OTHER       1                  3,378
C & D TECHNOLOGIES INC.         COM      124661109    2,989     452,170 SH         SOLE                 452,170
CACI INTERNATIONAL INC.        CL A      127190304       43         953 SH         OTHER       1                    953
CACI INTERNATIONAL INC.        CL A      127190304    5,437     121,452 SH         SOLE                 121,452
CASUAL MALE RETAIL GROUP        COM      148711104       19       3,715 SH         OTHER       1                  3,715
CASUAL MALE RETAIL GROUP        COM      148711104    2,445     472,018 SH         SOLE                 472,018
CHAMPION ENTERPRISES INC        COM      158496109       40       4,250 SH         OTHER       1                  4,250
CHAMPION ENTERPRISES INC        COM      158496109    5,194     551,327 SH         SOLE                 551,327
CHATTEM INC                     COM      162456107       54         721 SH         OTHER       1                    721
CHATTEM INC                     COM      162456107    6,999      92,651 SH         SOLE                  92,651
COMMERCIAL METALS CO.           COM      201723103       35       1,190 SH         OTHER       1                  1,190
COMMERCIAL METALS CO.           COM      201723103    4,548     154,425 SH         SOLE                 154,425
CORINTHIAN COLLEGES INC         COM      218868107       43       2,787 SH         OTHER       1                  2,787
CORINTHIAN COLLEGES INC         COM      218868107    5,474     355,468 SH         SOLE                 355,468
Carter's Inc.                   COM      146229109       37       1,933 SH         OTHER       1                  1,933
Carter's Inc.                   COM      146229109    4,776     246,801 SH         SOLE                 246,801
Cedar Shopping Centers
  Inc.                        COM NEW    150602209       25       2,457 SH         OTHER       1                  2,457
Cedar Shopping Centers
  Inc.                        COM NEW    150602209    3,147     307,668 SH         SOLE                 307,668
Ceradyne Inc.                   COM      156710105       36         777 SH         OTHER       1                    777
Ceradyne Inc.                   COM      156710105    4,532      96,575 SH         SOLE                  96,575
Compass Minerals
  International Inc.            COM      20451N101       53       1,285 SH         OTHER       1                  1,285
Compass Minerals
  International Inc.            COM      20451N101    6,738     164,333 SH         SOLE                 164,333
Cott Corp                       COM      22163N106       33       4,967 SH         OTHER       1                  4,967
Cott Corp                       COM      22163N106    4,131     620,300 SH         SOLE                 620,300
Devry Inc Del                   COM      251893103       47         915 SH         OTHER       1                    915
Devry Inc Del                   COM      251893103    6,201     119,351 SH         SOLE                 119,351
Diamond Management and
  Tech Consultants              COM      25269L106        7         897 SH         OTHER       1                    897
Diamond Management and
  Tech Consultants              COM      25269L106      759     104,348 SH         SOLE                 104,348
ENCORE AQUISITION CO            COM      29255W100       46       1,386 SH         OTHER       1                  1,386
ENCORE AQUISITION CO            COM      29255W100    5,945     178,169 SH         SOLE                 178,169
ENGlobal Corporation            COM      293306106       44       3,861 SH         OTHER       1                  3,861
ENGlobal Corporation            COM      293306106    5,671     499,174 SH         SOLE                 499,174
Epiq Systems Inc.               COM      26882D109       37       2,121 SH         OTHER       1                  2,121
Epiq Systems Inc.               COM      26882D109    4,741     272,338 SH         SOLE                 272,338
East West Bancorp               COM      27579R104       25       1,014 SH         OTHER       1                  1,014
East West Bancorp               COM      27579R104    3,125     128,955 SH         SOLE                 128,955
FIRST INDL RLTY TR INC          COM      32054K103       32         914 SH         OTHER       1                    914
FIRST INDL RLTY TR INC          COM      32054K103    3,986     115,191 SH         SOLE                 115,191
FLEETWOOD ENTERPRISES INC       COM      339099103       19       3,132 SH         OTHER       1                  3,132
FLEETWOOD ENTERPRISES INC       COM      339099103    2,426     405,733 SH         SOLE                 405,733
FOREST OIL CORP            COM PAR $0.01 346091705       56       1,104 SH         OTHER       1                  1,104
FOREST OIL CORP            COM PAR $0.01 346091705    7,242     142,442 SH         SOLE                 142,442
Foundation Coal Holdings        COM      35039W100       59       1,126 SH         OTHER       1                  1,126
Foundation Coal Holdings        COM      35039W100    7,674     146,171 SH         SOLE                 146,171
FREDS INC                      CL A      356108100       33       3,440 SH         OTHER       1                  3,440
FREDS INC                      CL A      356108100    4,215     437,665 SH         SOLE                 437,665
GATX CORP                       COM      361448103       21         570 SH         OTHER       1                    570
GATX CORP                       COM      361448103    2,791      76,079 SH         SOLE                  76,079
GENTIVA HEALTH SVCS INC         COM      37247A102       44       2,288 SH         OTHER       1                  2,288
GENTIVA HEALTH SVCS INC         COM      37247A102    5,645     296,464 SH         SOLE                 296,464
GLOBAL INDUSTRIES INC           COM      379336100       32       1,512 SH         OTHER       1                  1,512
GLOBAL INDUSTRIES INC           COM      379336100    4,247     198,253 SH         SOLE                 198,253
GTSI Corp                       COM      36238K103       24       2,302 SH         OTHER       1                  2,302
GTSI Corp                       COM      36238K103    2,905     294,642 SH         SOLE                 294,642
General Cable Corp              COM      369300108       66         895 SH         OTHER       1                    895
General Cable Corp              COM      369300108    8,439     115,167 SH         SOLE                 115,167
General Maritime                SHS      Y2692M103       47       1,927 SH         OTHER       1                  1,927
General Maritime                SHS      Y2692M103    5,991     245,036 SH         SOLE                 245,036
Haemonetics Corp                COM      405024100       50         798 SH         OTHER       1                    798
Haemonetics Corp                COM      405024100    6,529     103,601 SH         SOLE                 103,601
International Coal Group,
  Inc.                          COM      45928H106       43       7,978 SH         OTHER       1                  7,978
International Coal Group,
  Inc.                          COM      45928H106    5,419   1,010,921 SH         SOLE               1,010,921
ICU MEDICAL INC                 COM      44930G107       39       1,085 SH         OTHER       1                  1,085
ICU MEDICAL INC                 COM      44930G107    5,018     139,352 SH         SOLE                 139,352
IDEX CORP                       COM      45167R104       29         803 SH         OTHER       1                    803
IDEX CORP                       COM      45167R104    3,778     104,573 SH         SOLE                 104,573
K V PHARMACEUTICAL COMPANY     CL A      482740206       39       1,359 SH         OTHER       1                  1,359
K V PHARMACEUTICAL COMPANY     CL A      482740206    4,683     164,082 SH         SOLE                 164,082
LANCE INC                       COM      514606102       40       1,942 SH         OTHER       1                  1,942
LANCE INC                       COM      514606102    4,953     242,566 SH         SOLE                 242,566
LSI Industries Inc.             COM      50216C108       40       2,191 SH         OTHER       1                  2,191
LSI Industries Inc.             COM      50216C108    5,174     284,294 SH         SOLE                 284,294
MANTECH INTL CORP              CL A      564563104       53       1,216 SH         OTHER       1                  1,216
MANTECH INTL CORP              CL A      564563104    6,877     156,944 SH         SOLE                 156,944
MGIC Investment Corp.           COM      552848103       22         969 SH         OTHER       1                    969
MGIC Investment Corp.           COM      552848103    2,785     124,161 SH         SOLE                 124,161
MGP INGREDIENTS INC             COM      55302G103       25       2,655 SH         OTHER       1                  2,655
MGP INGREDIENTS INC             COM      55302G103    3,059     324,747 SH         SOLE                 324,747
Medical Action Industries
  Inc.                          COM      58449L100       45       2,152 SH         OTHER       1                  2,152
Medical Action Industries
  Inc.                          COM      58449L100    5,694     273,116 SH         SOLE                 273,116
Mentor Corporation              COM      587188103       28         713 SH         OTHER       1                    713
Mentor Corporation              COM      587188103    3,563      91,137 SH         SOLE                  91,137
Merit Medical Systems Inc.      COM      589889104       57       4,122 SH         OTHER       1                  4,122
Merit Medical Systems Inc.      COM      589889104    7,286     524,197 SH         SOLE                 524,197
MID AMERICA APARTMENT
  COMMUNITIES INC               COM      59522J103       27         641 SH         OTHER       1                    641
MID AMERICA APARTMENT
  COMMUNITIES INC               COM      59522J103    3,495      81,760 SH         SOLE                  81,760
PAR PHARMACEUTICAL COS INC      COM      69888P106       43       1,804 SH         OTHER       1                  1,804
PAR PHARMACEUTICAL COS INC      COM      69888P106    5,655     235,619 SH         SOLE                 235,619
PSS WORLD MED INC               COM      69366A100       40       2,056 SH         OTHER       1                  2,056
PSS WORLD MED INC               COM      69366A100    5,237     267,590 SH         SOLE                 267,590
Robbins and Myers               COM      770196103       86       1,143 SH         OTHER       1                  1,143
Robbins and Myers               COM      770196103   11,126     147,109 SH         SOLE                 147,109
SCHOOL SPECIALTY                COM      807863105       33         956 SH         OTHER       1                    956
SCHOOL SPECIALTY                COM      807863105    4,195     121,414 SH         SOLE                 121,414
SUNRISE SENIOR LIVING INC       COM      86768K106       29         940 SH         OTHER       1                    940
SUNRISE SENIOR LIVING INC       COM      86768K106    2,738      89,229 SH         SOLE                  89,229
Stewart Information
  Services Corp.                COM      860372101       15         586 SH         OTHER       1                    586
Stewart Information
  Services Corp.                COM      860372101    1,956      74,957 SH         SOLE                  74,957
Sun Communities                 COM      866674104       35       1,663 SH         OTHER       1                  1,663
Sun Communities                 COM      866674104    4,483     212,790 SH         SOLE                 212,790
SurModics Inc.                  COM      868873100       43         793 SH         OTHER       1                    793
SurModics Inc.                  COM      868873100    5,574     102,716 SH         SOLE                 102,716
THE HANOVER INSURANCE
  GROUP INC                     COM      410867105       39         841 SH         OTHER       1                    841
THE HANOVER INSURANCE
  GROUP INC                     COM      410867105    4,985     108,845 SH         SOLE                 108,845
Tenneco Inc.                    COM      880349105       33       1,285 SH         OTHER       1                  1,285
Tenneco Inc.                    COM      880349105    4,213     161,591 SH         SOLE                 161,591
Terra Industries                COM      880915103       81       1,700 SH         OTHER       1                  1,700
Terra Industries                COM      880915103   10,321     216,093 SH         SOLE                 216,093
UCBH HOLDINGS INC               COM      90262T308       25       1,755 SH         OTHER       1                  1,755
UCBH HOLDINGS INC               COM      90262T308    3,109     219,560 SH         SOLE                 219,560
US PHYSICAL THERAPY INC         COM      90337L108       24       1,664 SH         OTHER       1                  1,664
US PHYSICAL THERAPY INC         COM      90337L108    3,069     213,547 SH         SOLE                 213,547
Varian Inc                      COM      922206107       44         679 SH         OTHER       1                    679
Varian Inc                      COM      922206107    5,826      89,218 SH         SOLE                  89,218
WABTEC CORP                     COM      929740108       47       1,373 SH         OTHER       1                  1,373
WABTEC CORP                     COM      929740108    6,222     180,676 SH         SOLE                 180,676
WESTAMERICA BANCORPORATION      COM      957090103       33         732 SH         OTHER       1                    732
WESTAMERICA BANCORPORATION      COM      957090103    4,123      92,540 SH         SOLE                  92,540
Whiting Petroleum               COM      966387102       63       1,088 SH         OTHER       1                  1,088
Whiting Petroleum               COM      966387102    7,956     137,982 SH         SOLE                 137,982
                                                    -------  ----------                              ---------- -------
TOTAL                                               342,408  15,531,118                              15,410,243 120,875
                                                    =======  ==========                              ========== =======